Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 3, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Rydex Variable Trust (File Nos. 333-57017 and 811-08821)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of Rydex Variable Trust (the “Trust”) that the Prospectuses and Statements of Additional Information dated May 1, 2011 that would have been filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 48 to the Trust’s registration statement on Form N-1A, filed electronically with the SEC via EDGAR Accession No. 00001104659-11-024195 on April 29, 2011.

Please direct any questions or comments you may have to my attention at the address listed above.  In addition, please feel free to contact me at 202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire